Deposits, prepaid expenses and other current assets	6 Months Ended
Jun. 30, 2025
Deposits Prepaid Expenses And Other Current Assets
Deposits, prepaid expenses and other current assets

3	Deposits, prepaid expenses and other current assets

	December 31, 2024	June 30, 2025	June 30, 2025
	S$’000	S$’000	US$’000

Deposits	214	214	168
Prepayments	2,161	808	635
Other receivables	143	165	130
Provision for expired credits	140	126	99
	2,658	1,313	1,032

As of June 30, 2025, the Company’s prepayments included S$583,000 (US$457,000) (2024: S$2,050,000) in respect to prepayments to certain consultants for consulting services over a period of 20 months from the date of the Consulting Agreements. The consulting services to be provided to the Company pursuant to the Consulting Agreements dated January 20, 2024, include participate in Company’s business and management meetings and contribute to Company’s business plans; assisting Company in corporate development by introducing customers or strategic partners to Company to drive business growth; strategizing with the Company on its positioning and road map for capital raising, and assist in dealing with investor relation matters.